Capital Management	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Capital Management

 Note 24 | Capital management

Our capital allocation policy prioritizes safe and reliable operations, a healthy balance sheet, a sustainable dividend to shareholders, and a strategy to allocate remaining cash flow that maximizes shareholder value.

We include total debt, adjusted total debt, adjusted net debt and shareholders’ equity as components of our capital structure. We monitor our capital structure and, based on changes in economic conditions, may adjust the structure by adjusting the amount of dividends paid to shareholders, repurchasing shares, issuing new shares, issuing new debt or retiring existing debt.

We have access to the capital markets through our base shelf prospectus. We use a combination of short-term and long-term debt to finance our operations. We typically pay floating rates of interest on short-term debt and credit facilities, and fixed rates on senior notes and debentures.

We monitor the following measures to evaluate our ability to service debt, make strategic investments and ensure we are in compliance with our debt covenants:

	2023	2022
Adjusted net debt to adjusted EBITDA	1.9	0.9
Adjusted EBITDA to adjusted finance costs	7.3	21.6
Debt to capital (calculated as adjusted total debt to adjusted capital) (Limit: 0.65 : 1.00)	0.33 : 1.00	0.32 : 1.00

Adjusted EBITDA is calculated in Note 3, while the calculations of the remaining components included in the above ratios are set out in the following tables:

	2023	2022
Short-term debt	1,815	2,142
Current portion of long-term debt	512	542
Current portion of lease liabilities	327	305
Long-term debt	8,913	8,040
Lease liabilities	999	899
Total debt	12,566	11,928
Letters of credit – financial	94	97
Adjusted total debt	12,660	12,025

	2023	2022
Total debt	12,566	11,928
Cash and cash equivalents	(941)	(901)
Net unamortized fair value adjustments	(294)	(310)
Adjusted net debt	11,331	10,717

	2023	2022
Total shareholders' equity	25,201	25,863
Adjusted total debt	12,660	12,025
Adjusted capital	37,861	37,888

	2023	2022
Finance costs	793	563
Unwinding of discount on asset retirement obligations	(33)	(29)
Borrowing costs capitalized to property, plant and equipment	71	37
Interest on net defined benefit pension and other post-retirement plan obligations	(5)	(8)
Adjusted finance costs	826	563

In 2022, we filed a base shelf prospectus in Canada and the US qualifying the issuance of up to $5 billion of common shares, debt securities and other securities during a period of 25 months from March 11, 2022. In 2023 and 2022, we issued senior notes of $1.5 billion and $1 billion, respectively, pursuant to the base shelf prospectus and the applicable prospectus supplement. Refer to Note 18 for details.